EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	433,947	416,881
Total	249,918,745
Employee stock options.
Employee stock options	4,482,941
Common Shares Outstanding
Common shares outstanding	245,001,857	242,884,314	239,619,035